Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies.
Commitments and contingencies

Note 27.Commitments and contingencies

Lease commitments

The future payments due under leases are shown in Note 17.

Guarantees

Our software and hardware product sales agreements generally include certain provisions for indemnifying customers against liabilities if our products infringe a third party’s intellectual property rights. Certain of our product sales agreements also include provisions indemnifying customers against liabilities in the event the Group breaches confidentiality or service level requirements. It is not possible to determine the maximum potential amount under these indemnification agreements due to our lack of history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. To date, the Group has not incurred any costs as a result of such indemnifications and have not accrued any liabilities related to such obligations in our consolidated financial statements.

Warranties

ASIC Design

The Company provides a standard three to six-month assurance-type warranty from the date of delivery for all contracts to provide prototypes during the development phase or pre-series chips during the industrialization phase. During this six-month period, the customer has the right to request the Group to initiate a diagnostic process in the event the circuit does not function in line with its specification. The cost of the diagnostic process is borne by the customer if the circuit is found to be faultless (excluding all the IPs / sub-blocks coming from third parties, and except if the customer made any modification) or if the customer cancels the diagnostic process midway. The warranty is considered an assurance-type warranty as it only covers the circuit’s compliance with agreed-upon specifications. As such, no liability has been recognized for potential warranty claims, as the Group cannot reasonably estimate the likelihood or amount of future payments under this warranty.

ASIC Production:

For ASICs sold as processed, unpackaged semiconductor chips, or processed wafers, the Group provides a standard assurance-type warranty valid for 24 months from the date of delivery. Under the warranty terms, the Group may replace the product or issue a credit note or provide a rebate on the purchase price, for any ASICs that do not conform to the agreed specifications. The warranty excludes damage not attributable to the Group, such as that resulting from improper storage or usage by the customer. During the warranty period, customers may request the Group to initiate a diagnostic defects process to assess potential defects. If the circuit is found to be faultless or if the diagnostic process is cancelled midway, the customer bears the cost of the diagnostic process. The cost of any redesign outside the warranty scope, or support provided outside the warranty period, is chargeable to the customer at cost or based on agreed rates. In accordance with ASC 460, this warranty is classified as an assurance-type warranty, as it solely covers compliance of the delivered ASICs with contractual specifications. No liability has been recognized for potential warranty claims, as the Group cannot reasonably estimate the likelihood or amount of future payments under this warranty.